Withdrawal of Application of Plan of Conversion and Reorganization	12 Months Ended
Mar. 31, 2013
Withdrawal of Application of Plan of Conversion and Reorganization [Abstract]
WITHDRAWAL OF APPLICATION OF PLAN OF CONVERSION AND REORGANIZATION

NOTE 20 - WITHDRAWAL OF APPLICATION OF PLAN OF CONVERSION AND REORGANIZATION

On November 8, 2010, the Company, the Bank and the MHC adopted a Plan of Conversion and Reorganization (the “Plan of Conversion”) pursuant to which the Bank planned to reorganize from the two-tier mutual holding company structure to the stock holding company structure. Pursuant to the Plan of Conversion: (1) the MHC would have merged with and into the Company, with the Company being the surviving entity (the “MHC Merger”); (2) the Company would have merged with and into a newly formed corporation named Clifton Savings Bancorp, Inc. (the “Holding Company”); (3) the shares of common stock of the Company held by persons other than the MHC (whose shares would have been canceled) would have been converted into shares of common stock of the Holding Company pursuant to an exchange ratio designed to preserve the percentage ownership interests of such persons; and (4) the Holding Company would have offered and sold shares of its common stock to certain depositors and borrowers of the Bank and others in the manner and subject to the priorities set forth in the Plan of Conversion.

The transactions contemplated by the Plan of Conversion were subject to approval by the shareholders of the Company, the members of Clifton MHC and the Company’s primary federal regulator.

On February 7, 2011, the Company announced the postponement of the conversion and offering following the issuance of a “Needs to Improve” rating to the Bank by OTS, the Bank’s former primary federal regulator, as a result of its recent Community Reinvestment Act examination. On June 22, 2011, the Company announced that it had withdrawn its application for conversion that had been pending before the OTS. As a result of the postponement and withdrawal of the application for conversion, the Company expensed approximately $939,000 in conversion and offering costs, which represents all of the costs associated with the conversion and offering. For the years ended March 31, 2012 and 2011, $520,000 and $419,000 in conversion costs were expensed, respectively. The conversion costs incurred consisted of legal expense of $302,000 and $248,000, other non-interest expenses of $218,000 and $141,000, and occupancy expense of premises of $-0- and $30,000, respectively, for the years ended March 31, 2012 and 2011. The Bank has focused on improving its record of lending to lower income individuals in the communities served by the Bank. The Company remains committed to the completion of its conversion offering, but does not plan to proceed with its offering until the Bank is able to obtain a rating of “satisfactory” or better on its CRA performance.